Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Operating Lease

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,	As of June 30,
	2025	2026
		(Unaudited)
Right-of-use assets	$8,560	$8,278

Operating lease liabilities – current	$2,033	$2,227
Operating lease liabilities – non-current	6,943	6,490
Total operating lease liabilities	$8,976	$8,717

The weighted average remaining lease terms and discount rates for the operating lease as of June 30, 2026, were as follows:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.76
Weighted average discount rate	3.63%

Schedule of Future Minimum Payments Under the Operating Leases

The following is a schedule of future minimum payments under the Company’s operating leases as of June 30, 2026:

For the fiscal years ended December 31,	Amounts
Remainder of 2026	$1,278
2027	2,453
2028	2,417
2029	2,141
2030	1,044
Thereafter	17
Total lease payments	9,350
Less: imputed interest	(633)
Total operating lease liabilities, net of interest	$8,717